Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Life

Property and equipment—Property and equipment are stated at cost less accumulated depreciation computed using a straight-line method over the estimated useful life of each asset. Property and equipment consists of the following:

Buildings and improvements	10 to 40 years
Hotel equipment, automobiles, furniture, and fixtures	2 to 10 years
Leasehold improvements	shorter of the lease term or the estimated useful life

Intangible Assets Estimated Useful Life

Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives, which consist of the following:

Franchise agreements, management contracts and other	3 to 20 years
Returns membership list	3 years
Leasehold interests—hotels, restaurants, office	2 to 49 years

Accrued Liabilities related to Insurance Programs

As of December 31, 2013 and 2012, we accrued the following liabilities related to our insurance programs:

(In thousands)	2013	2012

Automobile and general liability insurance	$21,290	$20,308
Workers’ compensation	8,941	12,152
Health insurance	950	820

	$31,181	$33,280

Advertising and Promotional Expenses

For the years ended December 31, 2013, 2012 and 2011, we incurred advertising and promotional expenses included within the following in the accompanying combined statements of operations:

(In thousands)	2013	2012	2011

Direct lodging expenses	$6,300	$6,417	$7,188
Other lodging and operating expenses	167	311	292
General and administrative expenses	1,324	1,521	1,449
Marketing, promotional and other advertising expenses	47,796	38,723	33,678

Total	$55,587	$46,972	$42,607

Percentages of Total Revenues

The percentages of our total revenues, including revenue from discontinued operations, from these states for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011

Texas	26%	25%	25%
Florida	13%	13%	13%

Total	39%	38%	38%